Partners' Capital (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 03, 2015	Nov. 30, 2015	Aug. 21, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Partners' Capital [Line Items]
Percentage of membership interest acquired			100.00%
Class A Units [Member]
Schedule of Partners' Capital [Line Items]
Total Cash Distribution				$ 10.1
Class A distributions declared per unit				$ 0.9138
Common Units [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units				79,308
Common Units [Member] | Class A Units [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units				79,308
Subordinated Units-Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Limited Partners' Capital Account, Units Outstanding				0	10,939,436
Partners' capital account, converted units				10,939,436
Subordinated Units-Affiliated [Member] | Class A Units [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units				10,939,436
Common Units - Public [Member]
Schedule of Partners' Capital [Line Items]
Limited Partners' Capital Account, Units Outstanding				49,588,960	20,036,329
Parent Company [Member]
Schedule of Partners' Capital [Line Items]
Percentage of membership interest acquired				38.40%
Parent Company [Member] | Class A Units [Member]
Schedule of Partners' Capital [Line Items]
Limited Partners' Capital Account, Units Outstanding				11,018,744
Parent Company [Member] | Common Units [Member]
Schedule of Partners' Capital [Line Items]
Limited Partners' Capital Account, Units Outstanding				37,776,746
Partners' capital account, converted units		10,939,436
Units issued in private placement	24,052,631
Gross proceeds from issuance of common units in private placement	$ 685.0
Parent Company [Member] | Subordinated Units-Affiliated [Member]
Schedule of Partners' Capital [Line Items]
Partners' capital account, converted units		10,939,436
ETP Merger [Member]
Schedule of Partners' Capital [Line Items]
Limited Partners' Capital Account, Units Outstanding			21,000,000